EMPLOYEE BENEFIT PLANS (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of employee benefit plans [Line Items]
Current service cost and interest cost			$ 114,808
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)			$ 52,895
Short-term employee benefits accruals	$ 336,285	$ 336,018
Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	62	64
Severance obligation [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	572	707
Retirement and senior management pension plan [Member] | El Salvador [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	2,940	2,899
Unfunded benefits Plan [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	673	693
Active participants [Member] | Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits		2
Participants with deferred benefits [Member] | Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	31	31
Participants receiving benefits [Member] | Banistmo [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits	31	31
Employees of Banco Agricola and its subsidiaries [Member] | Retirement and senior management pension plan [Member] | El Salvador [Member]
Disclosure of employee benefit plans [Line Items]
Number of participants of retirement benefit plan receiving benefits		1